STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
STOCK-BASED COMPENSATION
Number of stockholder-approved equity-based compensation plans	2
Stock-based compensation
Stock-based compensation expense	$ 1,177,683	$ 992,757	$ 1,254,503
Stock options
Stock-based compensation
Outstanding stock options (in shares)	906,860	619,572
Contractual term of stock options	10 years
Stock-based compensation expense	$ 1,177,683	$ 992,757	$ 1,254,503
Weighted average fair value (in dollars per share)	$ 7.32	$ 6.66	$ 6.24
Weighted average assumptions used in estimation of the fair value of options granted
Expected option life		6 years	6 years
Risk-free interest rate, minimum (as a percent)	1.175%
Risk-free interest rate, maximum (as a percent)	2.57%
Risk-free interest rate (as a percent)		2.42%	2.74%
Expected stock price volatility, minimum (as a percent)	69.07%
Expected stock price volatility, maximum (as a percent)	72.16%
Expected stock price volatility (as a percent)		76.05%	76.75%
Dividend yield (as a percent)	0.00%
Stock options | Minimum
Stock-based compensation
Vesting period of outstanding stock options	3 years
Weighted average assumptions used in estimation of the fair value of options granted
Expected option life	5 years 6 months
Stock options | Maximum
Stock-based compensation
Vesting period of outstanding stock options	4 years
Weighted average assumptions used in estimation of the fair value of options granted
Expected option life	6 years 3 months
2008 Plan | Stock options
Stock-based compensation
Number of shares of the entity's common stock authorized for issuance under the plan	1,000,000
1998 Plan | Stock options
Stock-based compensation
Number of shares of the common stock issued	3,416
Outstanding stock options (in shares)	587,666